Impairment - Narrative (Details) $ in Millions		6 Months Ended
	May 30, 2024 MW	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Power arrangement, term of agreement	20 years
Power arrangement, amount of power with set pricing (in megawatts) | MW	572
Impairment (reversal) charge		$ (18)	$ 1,175
Deferred tax assets		3,435		$ 3,624
Impairment charges, net		(55)	828
Impairment (reversals net of charges)/charges		(41)	1,175
Impairment Charge (Reversal)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Deferred tax assets		37
Porto Trombetas (MRN)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge		35
Impairment charges, net		23
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge		(41)	1,175
Tiwai Point | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge		(41)	0
Impairment charges, net		(78)
Alumina refineries | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge		0	1,175
Impairment charges, net		$ 0	$ 828
Discount rate applied to cash flow projections			6.60%
Impairment (reversals net of charges)/charges			$ 1,175
Reduction in carbon emissions			0.50
Increase in carbon tax			0.10
Yarwun Alumina Refinery | Aluminium | Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversals net of charges)/charges			$ 948
Queensland Alumina Limited (QAL) | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversals net of charges)/charges			99
Recoverable amount of asset			325
Expected post-tax impairment charge if project not approved			325
Queensland Alumina Limited (QAL) | Aluminium | Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversals net of charges)/charges			$ 227